Income Tax Recovery (Tables)	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
Summary of Detailed Information About Components of Income Tax Expense Explanatory
The components of income tax recovery for the year ended December 31, 2025 and the nine month period ended December 31, 2024 are as follows:

	Year ended December 31, 2025	Nine months ended December 31, 2024
Income tax (recovery) expense recognized in net loss:

Current tax recovery	$(209.0)	$(52.7)
Deferred income tax (recovery) expense	(106.8)	6.5

	$(315.8)	$(46.2)

Summary of Income taxes in the consolidated statements of net (loss) income
Income taxes in the consolidated statements of net loss for the year ended December 31, 2025 and the nine month period ended December 31, 2024 vary from amounts that would be computed by applying statutory income tax rates for the following reason:

	Year ended December 31, 2025	Nine months ended December 31, 2024

Loss before income taxes	$(1,300.7)	$(213.2)

Income tax recovery based on the applicable tax rate of 25%	$(325.2)	$(53.3)

Add / (deduct):

Non-deductible post-employment benefits payments	3.0	2.6

Non-deductible pension contributions	(0.3)	0.9

Non-deductible accretion of financial obligations	1.0	0.6

Unrealized foreign exchange	5.4	-

Change in unrecognized tax benefits	33.4	-

Adjustment in respect of prior years	(13.5)	0.8

Changes in fair value of IPO Warrant liability	(11.9)	1.0

Changes in fair value of earnout liability	(1.4)	0.6

Changes in fair value of share-based payment liability	(4.8)	1.3

Changes in fair value of derivatives	3.3	-

Other	(4.9)	(0.7)

Income tax recovery	$(315.8)	$(46.2)

Summary of tax-effected temporary differences which result in deferred income tax assets and (liabilities)
The
tax-effected
temporary differences which result in deferred income tax assets and (liabilities) and the amount of deferred income taxes recognized in the consolidated statements of comprehensive loss for the year ended December 31, 2025 are as follows:

	Balance at December 31, 2024	Movements in:			Balance at December 31, 2025
		Net Loss	Foreign Exchange	Other Comprehensive Loss

Accounting reserves	$1.1	$(8.5)	$0.2	$-	$(7.2)

Inventory reserve	(1.1)	7.3	(0.2)	-	6.0

Defined benefit pension - past service costs	13.4	1.4	(0.7)	-	14.1

Other post-employment benefits - past service costs	1.1	(1.5)	-	-	(0.4)

Capital tax loss carryforward	2.3	-	(0.1)	-	2.2

Property, plant and equipment and intangible assets	(147.7)	107.4	5.8	-	(34.5)

Unrealized exchange gain on US dollar debt	(1.4)	1.1	0.1	-	(0.2)

Governmental loans benefit	(35.9)	0.2	1.7	-	(34.0)

Financing expenses	1.0	(0.6)	-	-	0.4

Deferred revenue	52.5	(33.1)	(2.1)	-	17.3

SRED expenditures	(0.1)	0.1	-	-	-

Transaction costs	1.6	(1.6)	(0.1)	-	(0.1)

Share-based payment compensation	3.3	1.6	(0.2)	-	4.7

Corporate minimum tax	-	21.5	(0.2)		21.3

Severance costs	-	11.5	(0.1)		11.4

Other	(1.0)	-	-	-	(1.0)

	$(110.9)	$106.8	$4.1	$-	$-

The
tax-effected
temporary differences which result in deferred income tax assets and (liabilities) and the amount of deferred income taxes recognized in the consolidated statements of comprehensive loss for the nine month period ended December 31, 2024 are as follows:

	Balance at March 31, 2024	Movements in:			Balance at December 31, 2024
		Net Loss	Foreign Exchange	Other Comprehensive Income (Loss)

Accounting reserves	$1.3	$-	$(0.2)	$-	$1.1

Inventory reserve	(1.9)	0.6	0.2	-	(1.1)

Defined benefit pension - past service costs	12.6	-	0.8	-	13.4

Other post-employment benefits - past service costs	1.0	-	0.1	-	1.1

Capital tax loss carryforward	2.1	0.1	0.1	-	2.3

Property, plant and equipment and intangible assets	(140.5)	1.4	(8.6)	-	(147.7)

Unrealized exchange gain on US dollar debt	(0.1)	(1.2)	(0.1)	-	(1.4)

Governmental loans benefit	(28.9)	(4.9)	(2.1)	-	(35.9)

Financing expenses	0.9	0.1	-	-	1.0

Deferred revenue	50.3	(0.9)	3.1	-	52.5

SRED expenditures	(0.1)	-	-	-	(0.1)

Transaction costs	2.6	(1.1)	0.1	-	1.6

Unrealized loss on cash flow hedges	1.5	(1.5)	-	-	-

Realized exchanged loss on governmental loans	0.4	(0.4)	-	-	-

Share-based payment compensation	1.8	1.3	0.2	-	3.3

Other	(1.0)	-	-	-	(1.0)

	$(98.0)	$(6.5)	$(6.4)	$-	$(110.9)